STOCKHOLDERS EQUITY (DEFICIT) - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended
	May 17, 2022	Feb. 12, 2021	Feb. 28, 2021
Class of Stock [Line Items]
Sale of stock (in shares)	3,700,000
Sale of stock, price per share (in usd per share)	$ 1.0632
Net proceeds from sale of stock	$ 3,900
Additional offering expense		$ 905	$ 905
Warrants granted (in shares)	3,700,000
Warrant exercise price (in usd per share)	$ 0.9382
IPO
Class of Stock [Line Items]
Sale of stock (in shares)		2,250,000	2,250,000
Sale of stock, price per share (in usd per share)		$ 8.00	$ 8.00
Net proceeds from sale of stock		$ 15,500	$ 15,500
Stock issuance costs, discounts and commissions		$ 1,600	$ 1,600
Underwriters' Allotment
Class of Stock [Line Items]
Warrants granted (in shares)		112,500	112,500
Warrant exercise price (in usd per share)		$ 10.00	$ 10.00
Warrants outstanding, term		5 years